Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000107966
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic International Opportunity Fund
Account Value	$ 10,000	$ 13,797	$ 12,883	$ 11,925	$ 14,528	$ 12,140	$ 11,198	$ 10,910	$ 10,657	$ 9,197	$ 9,638
C000108013
Account Value [Line Items]
Line Graph and Table Measure Name	Dynamic International Opportunity Fund
Account Value	$ 10,000	13,454	12,590	11,682	14,281	11,957	11,058	10,806	10,573	9,146	9,615
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net (USD)
Account Value	$ 10,000	14,579	13,061	11,587	14,380	10,595	11,130	10,988	10,243	8,504	9,474
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net (USD)
Account Value	$ 10,000	14,579	13,061	11,587	14,380	10,595	11,130	10,988	10,243	8,504	9,474
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value [Line Items]
Line Graph and Table Measure Name	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value	$ 10,000	13,070	12,060	11,119	13,576	10,856	11,053	10,744	10,179	8,990	9,426
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	9,584	9,496	9,623	11,355	11,063	10,615	10,029	9,895	10,115	9,290
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value [Line Items]
Line Graph and Table Measure Name	3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value	$ 10,000	13,070	12,060	11,119	13,576	10,856	11,053	10,744	10,179	8,990	9,426
Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,000	9,584	9,496	9,623	11,355	11,063	10,615	10,029	9,895	10,115	9,290
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value [Line Items]
Account Value	10,000	24,815	21,091	18,613	20,751	16,302	15,041	13,666	12,443	11,091	10,583
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	10,000	11,430	11,137	11,243	12,533	12,575	11,564	10,720	10,763	10,797	10,186
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value [Line Items]
Account Value	$ 10,000	$ 24,815	$ 21,091	$ 18,613	$ 20,751	$ 16,302	$ 15,041	$ 13,666	$ 12,443	$ 11,091	$ 10,583